Financial assets and liabilities - Risk Management Strategy and Loss before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reasonably possible increase in interest rates
Reasonably possible increase in interest rates	5.00%
Loss before income taxes	$ 95	$ 415
Currency risk | Accounts payable and accrued liabilities
Reasonably possible increase in interest rates
Financial liabilities	(3,282)	(2,033)
Currency risk | Derivative financial instrument
Reasonably possible increase in interest rates
Financial liabilities		(563)
Currency risk | Lease liabilities
Reasonably possible increase in interest rates
Financial liabilities	(837)	(1,056)
Currency risk | Long-term debt
Reasonably possible increase in interest rates
Financial liabilities	(7,104)	(7,174)
Currency risk | Cash
Reasonably possible increase in interest rates
Financial assets	26,213	46,517
Currency risk | Trade and other receivables
Reasonably possible increase in interest rates
Financial assets	7,288	6,344
Currency risk | US dollars | Accounts payable and accrued liabilities
Reasonably possible increase in interest rates
Financial liabilities	(628)	(288)
Currency risk | US dollars | Cash
Reasonably possible increase in interest rates
Financial assets	19,599	32,897
Currency risk | US dollars | Trade and other receivables
Reasonably possible increase in interest rates
Financial assets	5,211	1,118
Currency risk | Euro | Accounts payable and accrued liabilities
Reasonably possible increase in interest rates
Financial liabilities	(452)	(521)
Currency risk | Euro | Cash
Reasonably possible increase in interest rates
Financial assets	615	365
Currency risk | Euro | Trade and other receivables
Reasonably possible increase in interest rates
Financial assets	1,935	1,074
Currency risk | Canadian dollars | Accounts payable and accrued liabilities
Reasonably possible increase in interest rates
Financial liabilities	(2,186)	(1,208)
Currency risk | Canadian dollars | Derivative financial instrument
Reasonably possible increase in interest rates
Financial liabilities		(563)
Currency risk | Canadian dollars | Lease liabilities
Reasonably possible increase in interest rates
Financial liabilities	(837)	(1,056)
Currency risk | Canadian dollars | Long-term debt
Reasonably possible increase in interest rates
Financial liabilities	(7,104)	(7,174)
Currency risk | Canadian dollars | Cash
Reasonably possible increase in interest rates
Financial assets	5,931	13,214
Currency risk | Canadian dollars | Trade and other receivables
Reasonably possible increase in interest rates
Financial assets	142	4,152
Currency risk | Chinese renminbi | Accounts payable and accrued liabilities
Reasonably possible increase in interest rates
Financial liabilities	(16)	(16)
Currency risk | Chinese renminbi | Cash
Reasonably possible increase in interest rates
Financial assets	$ 68	$ 41